CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income	$ 1,698	$ 299
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	7	5
Noncash compensation	568	993
Noncash interest and financing costs	17	0
Change in fair value of warrants	(4,086)	(3,887)
Change in assets and liabilities:
Accounts receivable	795	(1,677)
Prepaid expenses and other assets	(6)	(22)
Accounts payable and accrued expenses	128	1,187
Net cash used in operating activities	(879)	(3,102)
Cash flows from investing activities:
Purchase of equipment	0	0
Net cash used in investing activities	0	0
Cash flows provided by financing activities:
Proceeds from issuance of common stock and warrants	660	1,000
Proceeds from exercise of warrants	0	276
Costs related to the issuance of common stock and warrants	(18)	(11)
Net cash provided by financing activities	642	1,265
Net decrease in cash and cash equivalents	(237)	(1,839)
Cash and cash equivalents at beginning of period	518	2,355
Cash and cash equivalents at end of period	281	518
Supplemental disclosure of cash flow information:
Non-cash payments of interest	0	21
Supplemental disclosure of non-cash financing activities:
Preferred stock and warrants issued for payment of note payable	0	453
Preferred stock and warrants issued for payment of interest on note payable	$ 0	$ 210